UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03735
The New Economy Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Mariah L. Coria
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class A
| ANEFX
for the six months ended May 31,
2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.71% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class C
| ANFCX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last
six
months? (based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.47% *
*Annualized.
Key
fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class T
| TNEEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 26	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(
perce
nt of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class F-1
| ANFFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypo
the
tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.77% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(percent
of
net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class F-2
| NEFFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 29	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(percent
of
ne
t ass
ets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class F-3
| FNEFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 22	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(perce
nt of n
et
assets
)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-A
| CNGAX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 41	0.74% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(percent o
f
net
assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-C
| CNGCX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 85	1.52% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(pe
rcent
of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-E
| CNGEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 56	1.00% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(
perce
nt of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-T
| TENEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 29	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(
percen
t of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-F-1
| CNGFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 33	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(
percent
of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-F-2
| FNEEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 28	0.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(
perce
nt of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-F-3
| FNNEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 26	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(
perc
ent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-1
| RNGAX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 83	1.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdi
ngs b
y sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-2
| RNGBX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 83	1.49% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(pe
rcent of net as
sets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-2E
| RNNEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 66	1.19% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(percent
of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-3
| RNGCX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 59	1.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(p
ercen
t of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-4
| RNGEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 42	0.75% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(perce
nt of
net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-5E
| RNGHX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 31	0.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(p
ercen
t of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-5
| RNGFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 25	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(
perc
ent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-014-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-6
| RNGGX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 22	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%
Portfolio holdings by sector
(p
ercent of
net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-014-0726 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The New Economy Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended May 31, 2026
Lit. No. MFGEFP2-014-0726 © 2026 Capital Group. All rights reserved.

Investment portfolio May 31, 2026unaudited

Common stocks 92.55%	Shares	Value (000)
Information technology 44.51%
Micron Technology, Inc.	3,277,150	$3,182,113
Taiwan Semiconductor Manufacturing Co., Ltd.	21,130,000	1,588,519
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,337,220	1,396,460
Broadcom, Inc.	6,642,691	2,967,755
SK hynix, Inc.	1,680,625	2,601,790
NVIDIA Corp.	7,963,368	1,681,385
Western Digital Corp.	2,667,792	1,417,158
Microsoft Corp.	2,777,952	1,250,745
AppLovin Corp., Class A (a)	1,689,118	1,035,581
Ciena Corp. (a)	1,255,050	728,218
Shopify, Inc., Class A, subordinate voting shares (a)	3,785,136	449,333
MediaTek, Inc.	3,037,400	417,909
ASMPT, Ltd.	13,725,900	339,780
Halma PLC	4,885,737	308,058
KLA Corp.	159,862	307,208
ASML Holding NV	129,965	209,923
ASML Holding NV (ADR)	52,263	84,288
Strategy, Inc., Class A (a)	1,473,781	234,464
Cloudflare, Inc., Class A (a)	956,305	231,254
Amphenol Corp., Class A	1,431,005	212,876
Elite Material Co., Ltd.	1,116,452	182,479
SAP SE	956,469	173,212
Tokyo Electron, Ltd.	523,100	172,172
Zeta Global Holdings Corp., Class A (a)	7,442,042	170,348
Fair Isaac Corp. (a)	122,710	153,460
Fortinet, Inc. (a)	1,041,687	143,722
Chroma ATE, Inc.	1,635,000	131,529
Hewlett Packard Enterprise Co.	2,958,800	127,347
Constellation Software, Inc.	59,695	122,227
Delta Electronics, Inc.	1,435,000	112,004
EPAM Systems, Inc. (a)	1,066,439	109,267
Technoprobe SpA (a)	2,728,251	102,277
King Slide Works Co., Ltd.	465,000	75,186
Intuit, Inc.	194,473	64,474
Anthropic, PBC (a)(b)(c)	96,339	56,745
Unity Software, Inc. (a)	1,752,213	53,390
Lumentum Holdings, Inc. (a)	62,400	53,349
MongoDB, Inc., Class A (a)	153,752	51,591
Nemetschek SE	677,249	48,818
RingCentral, Inc., Class A	898,890	38,931
Jentech Precision Industrial Co., Ltd.	335,000	37,911
Procore Technologies, Inc. (a)	535,812	26,517
OpenAI Group PBC, Class A (a)(b)(c)	30,929	21,269
Stripe, LLC, Class B (a)(b)(c)	63,586	4,006
		22,877,048

Industrials 11.48%
Airbus SE, non-registered shares	2,946,576	617,608
TransDigm Group, Inc.	415,809	523,221
Siemens AG	1,362,490	428,768
GE Vernova, Inc.	413,251	400,159
BAE Systems PLC	14,466,864	394,132
Quanta Services, Inc.	431,794	307,321
Deere & Co.	541,934	293,826
Techtronic Industries Co., Ltd.	17,300,500	256,740
United Rentals, Inc.	227,231	226,247
Republic Services, Inc.	1,030,270	206,507
FTAI Aviation, Ltd.	692,736	180,347
Comfort Systems USA, Inc.	90,153	164,819
VAT Group AG	198,078	155,001
Parker-Hannifin Corp.	174,141	147,085
Rocket Lab Corp. (a)	971,000	139,319
General Electric Co.	421,900	136,594

1	The New Economy Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Melrose Industries PLC	19,769,943	$125,320
IHI Corp.	6,904,700	119,938
Weir Group PLC (The)	3,502,529	115,374
Schneider Electric SE	365,030	114,937
BWX Technologies, Inc.	510,022	99,903
SPX Technologies, Inc. (a)	456,852	98,982
XPO, Inc. (a)	364,191	78,028
Core & Main, Inc., Class A (a)	1,478,126	73,093
Safran SA	199,900	71,278
Bharat Electronics, Ltd.	16,236,702	70,202
Diploma PLC	706,552	66,511
MTU Aero Engines AG	180,827	66,080
Leonardo SpA	930,622	59,072
Boeing Co. (The) (a)	251,949	58,238
Hitachi, Ltd.	1,795,000	58,224
Kandenko Co., Ltd.	1,177,300	48,329
		5,901,203

Health care 9.45%
Eli Lilly and Co.	661,964	731,470
Vertex Pharmaceuticals, Inc. (a)	1,618,634	724,404
Argenx SE (ADR) (a)	713,694	596,641
Illumina, Inc. (a)	2,683,718	437,339
Ionis Pharmaceuticals, Inc. (a)	4,868,802	372,463
UnitedHealth Group, Inc.	791,788	301,125
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	7,713,964	272,457
Thermo Fisher Scientific, Inc.	494,470	243,532
Alnylam Pharmaceuticals, Inc. (a)	723,459	218,470
Novo Nordisk AS, Class B	4,757,207	217,490
Align Technology, Inc. (a)	1,191,993	208,539
Boston Scientific Corp. (a)	2,581,417	124,708
BeOne Medicines, Ltd. (ADR) (a)	399,178	114,931
bioMerieux SA	1,022,902	88,708
EssilorLuxottica SA	340,039	69,468
Siegfried Holding AG	536,705	56,246
NewAmsterdam Pharma Co. NV (a)	957,477	32,248
Elanco Animal Health, Inc. (a)	1,147,989	27,380
Oruka Therapeutics, Inc. (a)	285,714	16,723
		4,854,342

Consumer discretionary 8.64%
Amazon.com, Inc. (a)	6,821,178	1,846,084
MercadoLibre, Inc. (a)	432,585	733,513
Chipotle Mexican Grill, Inc. (a)	8,425,351	268,432
Carvana Co., Class A (a)	3,670,937	267,978
Tesla, Inc. (a)	583,932	254,472
Compagnie Financiere Richemont SA, Class A	958,158	207,332
AutoZone, Inc. (a)	58,671	172,210
DoorDash, Inc., Class A (a)	983,537	156,667
Trip.com Group, Ltd. (ADR) (a)	2,231,623	105,846
Amadeus IT Group SA, Class A, non-registered shares	1,499,037	95,712
Booking Holdings, Inc.	368,250	61,656
Lottomatica Group SpA	2,054,749	60,923
Games Workshop Group PLC	221,015	59,111
DraftKings, Inc., Class A (a)	2,226,300	54,522
Starbucks Corp.	502,951	49,873
NIKE, Inc., Class B	948,114	43,831
		4,438,162

Communication services 7.55%
Alphabet, Inc., Class A	4,886,667	1,858,595
Alphabet, Inc., Class C	3,055,362	1,150,130
Meta Platforms, Inc., Class A	713,542	451,322
Live Nation Entertainment, Inc. (a)	720,444	121,330

The New Economy Fund	2

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
ROBLOX Corp., Class A (a)	2,148,691	$101,311
Spotify Technology SA (a)	127,823	63,615
Scout24 SE	697,100	58,746
Netflix, Inc. (a)	497,010	42,753
Epic Games, Inc. (a)(b)(c)	84,438	33,519
		3,881,321

Financials 6.41%
Visa, Inc., Class A	1,482,747	483,909
Adyen NV (a)	437,942	479,809
3i Group PLC	9,890,713	303,026
Credicorp, Ltd.	801,907	274,757
Interactive Brokers Group, Inc., Class A	2,789,956	242,643
Berkshire Hathaway, Inc., Class A (a)	293	208,294
KKR & Co., Inc.	2,129,339	204,289
Kinsale Capital Group, Inc.	343,135	104,577
IG Group Holdings PLC	3,875,390	93,681
Ares Management Corp., Class A	704,353	90,509
Brookfield Corp., Class A	1,939,665	88,429
Sprott, Inc.	609,504	80,228
Intercontinental Exchange, Inc.	476,081	70,389
ICG PLC	2,746,038	69,043
XP, Inc., Class A	4,129,249	68,835
Coinbase Global, Inc., Class A (a)	338,167	63,924
Affirm Holdings, Inc., Class A (a)	841,831	62,001
flatexDEGIRO SE	1,471,893	58,063
Arthur J. Gallagher & Co.	283,828	57,081
Aon PLC, Class A	168,428	53,233
MSCI, Inc.	83,791	52,904
Partners Group Holding AG	36,713	38,907
Plus500, Ltd.	390,819	23,326
Blue Owl Capital, Inc., Class A	2,116,402	21,757
		3,293,614

Materials 1.84%
Corteva, Inc.	5,074,720	397,249
Mitsui Kinzoku Co., Ltd.	673,400	218,301
Resonac Holdings Co., Ltd.	1,287,000	151,274
Wheaton Precious Metals Corp.	717,359	95,122
Linde PLC	171,401	85,304
		947,250

Consumer staples 1.26%
Philip Morris International, Inc.	2,127,551	377,385
Performance Food Group Co. (a)	1,597,831	156,891
Monster Beverage Corp. (a)	817,496	72,005
Ajinomoto Co., Inc.	1,322,900	42,794
		649,075

Energy 1.14%
Viper Energy, Inc., Class A	5,504,201	250,441
Baker Hughes Co., Class A	3,358,400	214,535
Noble Corp. PLC, Class A	1,689,257	78,517
Transocean, Ltd. (a)	6,977,776	43,192
		586,685

Real estate 0.27%
Zillow Group, Inc., Class C, nonvoting shares (a)	2,159,329	75,576
Welltower, Inc. REIT	298,626	61,317
		136,893
Total common stocks (cost: $25,673,400,000)		47,565,593

3	The New Economy Fund

Preferred securities 1.33%	Shares	Value (000)
Information technology 1.23%
Anthropic, PBC, Class G-1, preferred shares (a)(b)(c)	381,888	$224,936
Anthropic, PBC, Class F, preferred shares (a)(b)(c)	346,983	204,376
Databricks, Inc., Series J, preferred shares (a)(b)(c)	945,000	170,969
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(b)(c)	218,360	13,757
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(b)(c)	128,963	8,125
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(b)(c)	77,454	4,879
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)(c)	22,617	1,425
		628,467

Industrials 0.10%
Zipline International, Inc., Series G, preferred shares (a)(b)(c)	476,800	26,825
Zipline International, Inc., Series H, preferred shares (a)(b)(c)	444,331	24,998
		51,823
Total preferred securities (cost: $290,465,000)		680,290
Convertible stocks 0.71%
Information technology 0.71%
OpenAI Group PBC, Class A-2, convertible preferred shares (b)(c)	433,173	297,888
OpenAI, Inc., convertible preferred shares (b)(c)	21,812	15,000
Strategy, Inc. 8.00% perpetual convertible preferred shares	421,587	29,625
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (b)(c)	30,562,347	20,171
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (b)(c)	922,043	710
Total convertible stocks (cost: $157,705,000)		363,394
Convertible bonds & notes 0.01%	Principal amount (000)
Information technology 0.01%
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (d)	USD1,466	7,064
Total convertible bonds & notes (cost: $1,353,000)		7,064
Bonds, notes & other debt instruments 0.00%
Corporate bonds and notes 0.00%
Information technology 0.00%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (e)(f)	1,639	1,485
Total bonds, notes & other debt instruments (cost: $2,699,000)		1,485
Short-term securities 5.84%	Shares
Money market investments 5.84%
Capital Group Central Cash Fund 3.67% (g)(h)	29,993,922	2,999,092
Total short-term securities (cost: $2,999,173,000)		2,999,092
Total investment securities 100.44% (cost: $29,124,795,000)		51,616,918
Other assets less liabilities (0.44)%		(223,571)
Net assets 100.00%		$51,393,347

The New Economy Fund	4

Investments in affiliates (h)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 5.84%
Money market investments 5.84%
Capital Group Central Cash Fund 3.67% (g)	$1,850,851	$7,865,522	$6,717,130	$(59)	$(92)	$2,999,092	$43,717
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class G-1, preferred shares (a)(b)	1/27/2026	$98,961	$224,936	0.44%
Anthropic, PBC, Class F, preferred shares (a)(b)	8/29/2025	48,913	204,376	0.40
Anthropic, PBC (a)(b)	3/26/2026	24,965	56,745	0.11
OpenAI Group PBC, Class A-2, convertible preferred shares (b)	10/28/2025	81,374	297,888	0.58
OpenAI Group PBC, Class A (a)(b)	10/28/2025	13,299	21,269	0.04
OpenAI, Inc., convertible preferred shares (b)	3/31/2026	15,000	15,000	0.03
Databricks, Inc., Series J, preferred shares (a)(b)	12/17/2024	87,413	170,969	0.33
Zipline International, Inc., Series G, preferred shares (a)(b)	6/7/2024	20,000	26,825	0.05
Zipline International, Inc., Series H, preferred shares (a)(b)	12/3/2025	25,000	24,998	0.05
Epic Games, Inc. (a)(b)	3/29/2021	74,728	33,519	0.07
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	4,703	13,757	0.03
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(b)	9/29/2023	2,899	8,125	0.01
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	1,668	4,879	0.01
Stripe, LLC, Class B (a)(b)	5/6/2021-8/24/2023	2,346	4,006	0.01
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	908	1,425	0.00 (i)
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (b)	2/18/2022	25,000	20,171	0.04
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (b)	6/27/2023	986	710	0.00 (i)
Total		$528,163	$1,129,598	2.20%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,064,000, which represented
0.01% of the net assets of the fund.

(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(f)	Step bond; coupon rate may change at a later date.
(g)	Rate represents the seven-day yield at 5/31/2026.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

5	The New Economy Fund

Financial statements
Statement of assets and liabilities at May 31, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $26,125,622)	$48,617,826
Affiliated issuers (cost: $2,999,173)	2,999,092	$51,616,918
Cash		954
Cash denominated in currencies other than U.S. dollars (cost: $4,916)		4,916
Receivables for:
Sales of investments	10,866
Sales of fund’s shares	53,234
Dividends and interest	43,595
Other	189	107,884
		51,730,672
Liabilities:
Payables for:
Purchases of investments	72,585
Repurchases of fund’s shares	236,387
Investment advisory services	14,882
Services provided by related parties	7,354
Trustees’ deferred compensation	5,012
Other	1,105	337,325
Net assets at May 31, 2026		$51,393,347
Net assets consist of:
Capital paid in on shares of beneficial interest		$20,957,172
Total distributable earnings (accumulated loss)		30,436,175
Net assets at May 31, 2026		$51,393,347

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (579,000 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$25,022,410	282,208	$88.67
Class C	349,065	5,032	69.37
Class T	23	— *	89.50
Class F-1	440,152	4,950	88.92
Class F-2	5,569,089	62,396	89.25
Class F-3	2,357,715	26,235	89.87
Class 529-A	1,602,809	18,419	87.02
Class 529-C	30,053	425	70.70
Class 529-E	45,646	546	83.61
Class 529-T	40	— *	89.34
Class 529-F-1	23	— *	87.43
Class 529-F-2	231,692	2,595	89.29
Class 529-F-3	24	— *	89.31
Class R-1	32,876	448	73.34
Class R-2	292,967	3,956	74.06
Class R-2E	31,456	378	83.34
Class R-3	433,277	5,177	83.70
Class R-4	347,454	3,979	87.31
Class R-5E	92,417	1,044	88.53
Class R-5	125,994	1,393	90.48
Class R-6	14,388,165	159,819	90.03
*
Amount less than one thousand.
Refer to the notes to financial statements.

The New Economy Fund	6

Financial statements (continued)
Statement of operations for the six months ended May 31, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $10,416; also includes $43,717 from affiliates)	$208,982
Interest from unaffiliated issuers	406
Securities lending income (net of fees)	68	$209,456
Fees and expenses*:
Investment advisory services	80,766
Distribution services	31,696
Transfer agent services	12,043
Administrative services	6,731
529 plan services	416
Reports to shareholders	107
Registration statement and prospectus	1,209
Trustees’ compensation	461
Auditing and legal	52
Custodian	1,029
Other	58
Total fees and expenses before waivers and/or reimbursements	134,568
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	3
Total fees and expenses after waivers and/or reimbursements		134,565
Net investment income		74,891
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $589):
Unaffiliated issuers	7,970,676
Affiliated issuers	(59)
Currency transactions	(11,114)	7,959,503
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $14):
Unaffiliated issuers	2,269,861
Affiliated issuers	(92)
Currency translations	88	2,269,857
Net realized gain (loss) and unrealized appreciation (depreciation)		10,229,360
Net increase (decrease) in net assets resulting from operations		$10,304,251
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

7	The New Economy Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended May 31,	Year ended November 30,
	2026*	2025

Operations:
Net investment income	$74,891	$58,092
Net realized gain (loss)	7,959,503	4,163,556
Net unrealized appreciation (depreciation)	2,269,857	5,319,830
Net increase (decrease) in net assets resulting from operations	10,304,251	9,541,478
Distributions paid to shareholders	(3,984,946)	(3,197,918)
Net capital share transactions	1,558,552	461,830
Total increase (decrease) in net assets	7,877,857	6,805,390
Net assets:
Beginning of period	43,515,490	36,710,100
End of period	$51,393,347	$43,515,490
*
Unaudited.
Refer to the notes to financial statements.

The New Economy Fund	8

Notes to financial statementsunaudited
1. Organization

The New Economy Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks long-term growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

9	The New Economy Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

The New Economy Fund	10

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$22,795,028	$—	$82,020	$22,877,048
Industrials	5,901,203	—	—	5,901,203
Health care	4,854,342	—	—	4,854,342
Consumer discretionary	4,438,162	—	—	4,438,162
Communication services	3,847,802	—	33,519	3,881,321
Financials	3,293,614	—	—	3,293,614
Materials	947,250	—	—	947,250
Consumer staples	649,075	—	—	649,075
Energy	586,685	—	—	586,685
Real estate	136,893	—	—	136,893
Preferred securities	—	—	680,290	680,290
Convertible stocks	29,625	—	333,769	363,394
Convertible bonds & notes	—	7,064	—	7,064
Bonds, notes & other debt instruments	—	1,485	—	1,485
Short-term securities	2,999,092	—	—	2,999,092
Total	$50,478,771	$8,549	$1,129,598	$51,616,918

11	The New Economy Fund

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended May 31, 2026 (dollars in thousands):
	Common Stocks	Preferred securities	Convertible stocks	Total
Beginning value at 12/1/2025	$67,864	$263,502	$243,135	$574,501
Transfers into level 3*	—	—	—	—
Purchases	24,964	123,961	15,000	163,925
Sales	—	—	—	—
Net realized gain (loss)†	—	—	—	—
Unrealized appreciation (depreciation)†	22,711	292,827	75,634	391,172
Transfers out of level 3*	—	—	—	—
Ending value at 5/31/2026	$115,539	$680,290	$333,769	$1,129,598
Net unrealized appreciation during the period on level 3 investment securities held at 5/31/2026	$ 201	$ 389,825	$ 211,408	$601,434
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
†
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 5/31/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$115,539	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/Sales multiple	4.5x	4.5x	Increase
Preferred securities	$680,290	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/Sales multiple	21.5x - 47.9x	27.6x	Increase
Convertible securities	$333,769	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/Sales multiple	4.0x	4.0x	Increase
	$1,129,598
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers,

The New Economy Fund	12

acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may also be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be  more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

13	The New Economy Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of May 31, 2026, the fund did not have any securities out on loan.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended May 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S. and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The New Economy Fund	14

The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, November 30, 2025, were as follows (dollars in thousands):
Undistributed long-term capital gains	$3,984,482
As of May 31, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$23,631,170
Gross unrealized depreciation on investments	(1,262,950)
Net unrealized appreciation (depreciation) on investments	22,368,220
Cost of investments	29,248,698
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended May 31, 2026			Year ended November 30, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$—	$1,907,606	$1,907,606	$—	$1,527,818	$1,527,818
Class C	—	35,557	35,557	—	31,617	31,617
Class T	—	2	2	— *	2	2
Class F-1	—	29,348	29,348	—	22,291	22,291
Class F-2	—	417,910	417,910	1,404	299,395	300,799
Class F-3	—	174,532	174,532	2,046	133,688	135,734
Class 529-A	—	121,502	121,502	—	96,088	96,088
Class 529-C	—	2,818	2,818	—	2,602	2,602
Class 529-E	—	3,741	3,741	—	3,280	3,280
Class 529-T	—	3	3	— *	2	2
Class 529-F-1	—	2	2	—	1	1
Class 529-F-2	—	16,757	16,757	42	12,116	12,158
Class 529-F-3	—	2	2	— *	1	1
Class R-1	—	2,895	2,895	—	2,587	2,587
Class R-2	—	26,311	26,311	—	21,859	21,859
Class R-2E	—	2,291	2,291	—	1,721	1,721
Class R-3	—	34,361	34,361	—	27,367	27,367
Class R-4	—	27,156	27,156	—	23,565	23,565
Class R-5E	—	11,477	11,477	—	8,448	8,448
Class R-5	—	9,547	9,547	70	7,500	7,570
Class R-6	—	1,161,128	1,161,128	14,478	957,930	972,408
Total	$—	$3,984,946	$3,984,946	$18,040	$3,179,878	$3,197,918
*
Amount less than one thousand.

15	The New Economy Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.340% on such assets in excess of $34 billion. On December 11, 2025, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2026, decreasing the annual rate to 0.337% on daily net assets in excess of $44 billion. CRMC waived investment advisory services fees of $3,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $80,766,000 were reduced to $80,763,000, both of which were equivalent to an annualized rate of 0.360% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American

The New Economy Fund	16

Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2026, the 529 plan services fees were $416,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.
For the six months ended May 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$25,525	$7,515	$3,214	Not applicable
Class C	1,566	110	47	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	438	221	53	Not applicable
Class F-2	Not applicable	2,667	715	Not applicable
Class F-3	Not applicable	5	300	Not applicable
Class 529-A	1,483	442	204	$349
Class 529-C	129	9	4	7
Class 529-E	99	9	6	10
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	47	29	50
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	139	12	4	Not applicable
Class R-2	945	427	38	Not applicable
Class R-2E	77	25	4	Not applicable
Class R-3	922	266	55	Not applicable
Class R-4	373	141	45	Not applicable
Class R-5E	Not applicable	88	17	Not applicable
Class R-5	Not applicable	26	16	Not applicable
Class R-6	Not applicable	33	1,980	Not applicable

Total class-specific expenses	$31,696	$12,043	$6,731	$416
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $461,000 in the fund’s statement of operations reflects $111,000 in current fees (either paid in cash or deferred) and a net increase of $350,000 in the value of the deferred amounts.
Affiliated officers and trustees— Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,544,824,000 and $4,440,823,000, respectively, which generated $1,393,670,000 of net realized gains from such sales.

17	The New Economy Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2026
Class A	$689,637	9,036	$1,870,949	26,678	$(1,394,271)	(18,582)	$1,166,315	17,132
Class C	25,922	437	35,465	644	(62,892)	(1,049)	(1,505)	32
Class T	—	—	—	—	—	—	—	—
Class F-1	102,458	1,327	28,931	411	(54,704)	(731)	76,685	1,007
Class F-2	641,258	8,386	407,761	5,781	(716,102)	(9,414)	332,917	4,753
Class F-3	243,120	3,169	170,774	2,406	(270,806)	(3,569)	143,088	2,006
Class 529-A	72,680	976	121,422	1,764	(88,797)	(1,195)	105,305	1,545
Class 529-C	3,781	62	2,817	50	(5,562)	(91)	1,036	21
Class 529-E	2,275	32	3,741	56	(4,948)	(68)	1,068	20
Class 529-T	—	—	3	— †	—	—	3	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	16,405	214	16,751	237	(13,819)	(183)	19,337	268
Class 529-F-3	—	—	2	— †	—	—	2	— †
Class R-1	2,013	32	2,895	50	(2,581)	(41)	2,327	41
Class R-2	19,454	307	26,308	447	(28,367)	(449)	17,395	305
Class R-2E	3,652	52	2,291	35	(1,924)	(27)	4,019	60
Class R-3	33,676	468	34,334	518	(42,271)	(592)	25,739	394
Class R-4	20,816	276	27,141	393	(33,179)	(448)	14,778	221
Class R-5E	14,305	190	11,455	164	(66,606)	(919)	(40,846)	(565)
Class R-5	7,714	100	9,524	133	(12,394)	(163)	4,844	70
Class R-6	567,351	7,568	1,150,251	16,176	(2,031,559)	(25,333)	(313,957)	(1,589)
Total net increase (decrease)	$2,466,517	32,632	$3,922,817	55,943	$(4,830,782)	(62,854)	$1,558,552	25,721
Refer to the end of the table(s) for footnote(s).

The New Economy Fund	18

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2025
Class A	$906,259	13,754	$1,500,232	23,478	$(2,213,901)	(33,707)	$192,590	3,525
Class C	32,868	619	31,538	608	(89,658)	(1,684)	(25,252)	(457)
Class T	—	—	—	—	—	—	—	—
Class F-1	37,331	549	22,031	344	(50,369)	(764)	8,993	129
Class F-2	958,395	14,341	293,539	4,580	(804,622)	(12,207)	447,312	6,714
Class F-3	326,137	4,868	133,406	2,071	(348,685)	(5,266)	110,858	1,673
Class 529-A	93,237	1,435	96,044	1,528	(165,682)	(2,536)	23,599	427
Class 529-C	4,887	91	2,600	49	(10,515)	(195)	(3,028)	(55)
Class 529-E	2,500	40	3,280	54	(9,245)	(142)	(3,465)	(48)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	28,107	412	12,155	190	(22,225)	(337)	18,037	265
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	2,766	50	2,587	47	(8,291)	(142)	(2,938)	(45)
Class R-2	33,235	597	21,864	398	(60,912)	(1,087)	(5,813)	(92)
Class R-2E	4,107	66	1,721	28	(4,555)	(69)	1,273	25
Class R-3	49,900	801	27,269	448	(72,059)	(1,152)	5,110	97
Class R-4	29,181	454	23,552	374	(71,894)	(1,113)	(19,161)	(285)
Class R-5E	20,766	314	8,448	133	(18,240)	(282)	10,974	165
Class R-5	14,725	219	7,482	116	(20,065)	(301)	2,142	34
Class R-6	699,693	10,949	963,762	14,942	(1,962,860)	(27,882)	(299,405)	(1,991)
Total net increase (decrease)	$3,244,094	49,559	$3,151,514	49,388	$(5,933,778)	(88,866)	$461,830	10,081
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $16,359,573,000 and $19,599,501,000, respectively, during the six months ended May 31, 2026.

19	The New Economy Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3,4]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[5]	Ratio of expenses to average net assets after waivers/ reimburse- ments[4,5]	Ratio of net income (loss) to average net assets[2,4]

Class A:
5/31/2026[6,7]	$78.60	$.08	$17.20	$17.28	$—	$(7.21)	$(7.21)	$88.67	24.42%[8]	$25,022	.71%[9]	.71%[9]	.22%[9]
11/30/2025	67.60	.02	16.84	16.86	—	(5.86)	(5.86)	78.60	26.94	20,835.73		.73	.03
11/30/2024	53.28	.12	16.34	16.46	(.13 )	(2.01)	(2.14)	67.60	31.99	17,680.75		.75	.20
11/30/2023	45.55	.23	7.50	7.73	—	—	—	53.28	16.97	14,299.77		.77	.47
11/30/2022	65.43	.08	(15.29)	(15.21)	—	(4.67)	(4.67)	45.55	(25.03)	12,957.75		.75	.16
11/30/2021	57.74	(.12 )	9.28	9.16	(.01 )	(1.46)	(1.47)	65.43	16.18	18,597.74		.74	(.20 )
Class C:
5/31/2026[6,7]	63.30	(.16 )	13.44	13.28	—	(7.21)	(7.21)	69.37	23.95 [8]	349	1.47 [9]	1.47 [9]	(.54 )[9]
11/30/2025	55.93	(.39 )	13.62	13.23	—	(5.86)	(5.86)	63.30	25.97	316	1.48	1.48	(.72 )
11/30/2024	44.63	(.27 )	13.58	13.31	—	(2.01)	(2.01)	55.93	31.00	305	1.50	1.50	(.55 )
11/30/2023	38.45	(.11 )	6.29	6.18	—	—	—	44.63	16.07	287	1.52	1.52	(.28 )
11/30/2022	56.34	(.25 )	(12.97)	(13.22)	—	(4.67)	(4.67)	38.45	(25.58)	312	1.51	1.51	(.61 )
11/30/2021	50.27	(.51 )	8.04	7.53	—	(1.46)	(1.46)	56.34	15.30	539	1.49	1.49	(.94 )
Class T:
5/31/2026[6,7]	79.18	.18	17.35	17.53	—	(7.21)	(7.21)	89.50	24.57 [8,10]	— [11]	.47 [9,10]	.47 [9,10]	.47 [9,10]
11/30/2025	67.94	.18	16.96	17.14	(.04 )	(5.86)	(5.90)	79.18	27.26 [10]	— [11]	.48 [10]	.48 [10]	.27 [10]
11/30/2024	53.55	.27	16.40	16.67	(.27 )	(2.01)	(2.28)	67.94	32.31 [10]	— [11]	.49 [10]	.49 [10]	.45 [10]
11/30/2023	45.75	.37	7.53	7.90	(.10 )	—	(.10 )	53.55	17.30 [10]	— [11]	.49 [10]	.49 [10]	.75 [10]
11/30/2022	65.54	.20	(15.32)	(15.12)	—	(4.67)	(4.67)	45.75	(24.84)[10]	— [11]	.50 [10]	.50 [10]	.41 [10]
11/30/2021	57.82	.02	9.29	9.31	(.13 )	(1.46)	(1.59)	65.54	16.44 [10]	— [11]	.51 [10]	.51 [10]	.03 [10]
Class F-1:
5/31/2026[6,7]	78.82	.06	17.25	17.31	—	(7.21)	(7.21)	88.92	24.38 [8]	440	.77 [9]	.77 [9]	.16 [9]
11/30/2025	67.81	(.02 )	16.89	16.87	—	(5.86)	(5.86)	78.82	26.86	311.78		.78	(.02 )
11/30/2024	53.43	.09	16.40	16.49	(.10 )	(2.01)	(2.11)	67.81	31.94	259.79		.79	.16
11/30/2023	45.70	.21	7.52	7.73	—	—	—	53.43	16.92	219.81		.81	.44
11/30/2022	65.65	.05	(15.33)	(15.28)	—	(4.67)	(4.67)	45.70	(25.06)	215.80		.80	.11
11/30/2021	57.95	(.15 )	9.31	9.16	—	(1.46)	(1.46)	65.65	16.12	345.79		.79	(.24 )
Class F-2:
5/31/2026[6,7]	79.00	.16	17.30	17.46	—	(7.21)	(7.21)	89.25	24.53 [8]	5,569	.52 [9]	.52 [9]	.42 [9]
11/30/2025	67.80	.17	16.92	17.09	(.03 )	(5.86)	(5.89)	79.00	27.21	4,554.51		.51	.25
11/30/2024	53.44	.26	16.37	16.63	(.26 )	(2.01)	(2.27)	67.80	32.31	3,453.51		.51	.43
11/30/2023	45.66	.35	7.51	7.86	(.08 )	—	(.08 )	53.44	17.26	2,587.52		.52	.72
11/30/2022	65.43	.19	(15.29)	(15.10)	—	(4.67)	(4.67)	45.66	(24.84)	2,184.52		.52	.40
11/30/2021	57.73	.02	9.28	9.30	(.14 )	(1.46)	(1.60)	65.43	16.43	3,025.51		.51	.03
Class F-3:
5/31/2026[6,7]	79.45	.20	17.43	17.63	—	(7.21)	(7.21)	89.87	24.61 [8]	2,358	.40 [9]	.40 [9]	.53 [9]
11/30/2025	68.16	.24	17.00	17.24	(.09 )	(5.86)	(5.95)	79.45	27.33	1,925.41		.41	.35
11/30/2024	53.70	.33	16.45	16.78	(.31 )	(2.01)	(2.32)	68.16	32.43	1,537.41		.41	.54
11/30/2023	45.89	.41	7.54	7.95	(.14 )	—	(.14 )	53.70	17.38	1,153.41		.41	.83
11/30/2022	65.66	.25	(15.35)	(15.10)	—	(4.67)	(4.67)	45.89	(24.76)	1,007.41		.41	.51
11/30/2021	57.91	.08	9.30	9.38	(.17 )	(1.46)	(1.63)	65.66	16.55	1,332.41		.41	.13
Class 529-A:
5/31/2026[6,7]	77.28	.07	16.88	16.95	—	(7.21)	(7.21)	87.02	24.40 [8]	1,603	.74 [9]	.74 [9]	.20 [9]
11/30/2025	66.58	— [12]	16.56	16.56	—	(5.86)	(5.86)	77.28	26.90	1,304.76		.76	— [13]
11/30/2024	52.51	.10	16.10	16.20	(.12 )	(2.01)	(2.13)	66.58	31.94	1,095.78		.78	.17
11/30/2023	44.91	.21	7.39	7.60	—	—	—	52.51	16.92	879.80		.80	.44
11/30/2022	64.58	.06	(15.06)	(15.00)	—	(4.67)	(4.67)	44.91	(25.04)	792.78		.78	.13
11/30/2021	57.02	(.14 )	9.17	9.03	(.01 )	(1.46)	(1.47)	64.58	16.13	1,109.77		.77	(.22 )
Refer to the end of the table(s) for footnote(s).

The New Economy Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3,4]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[5]	Ratio of expenses to average net assets after waivers/ reimburse- ments[4,5]	Ratio of net income (loss) to average net assets[2,4]
Class 529-C:
5/31/2026[6,7]	$64.39	$(.18 )	$13.70	$13.52	$—	$(7.21)	$(7.21)	$70.70	23.91%[8]	$30	1.52%[9]	1.52%[9]	(.59 )%[9]
11/30/2025	56.81	(.41 )	13.85	13.44	—	(5.86)	(5.86)	64.39	25.94	26	1.52	1.52	(.76 )
11/30/2024	45.32	(.30 )	13.80	13.50	—	(2.01)	(2.01)	56.81	30.95	26	1.54	1.54	(.59 )
11/30/2023	39.06	(.14 )	6.40	6.26	—	—	—	45.32	16.00	26	1.58	1.58	(.34 )
11/30/2022	57.20	(.28 )	(13.19)	(13.47)	—	(4.67)	(4.67)	39.06	(25.62)	30	1.56	1.56	(.66 )
11/30/2021	51.04	(.54 )	8.16	7.62	—	(1.46)	(1.46)	57.20	15.26	53	1.52	1.52	(.98 )
Class 529-E:
5/31/2026[6,7]	74.63	(.02 )	16.21	16.19	—	(7.21)	(7.21)	83.61	24.24 [8]	46	1.00 [9]	1.00 [9]	(.06 )[9]
11/30/2025	64.63	(.15 )	16.01	15.86	—	(5.86)	(5.86)	74.63	26.60	39	1.01	1.01	(.24 )
11/30/2024	51.04	(.04 )	15.64	15.60	—	(2.01)	(2.01)	64.63	31.62	37	1.01	1.01	(.07 )
11/30/2023	43.75	.10	7.19	7.29	—	—	—	51.04	16.66	31	1.04	1.04	.20
11/30/2022	63.19	(.05 )	(14.72)	(14.77)	—	(4.67)	(4.67)	43.75	(25.23)	30	1.02	1.02	(.11 )
11/30/2021	55.95	(.28 )	8.98	8.70	—	(1.46)	(1.46)	63.19	15.85	43	1.01	1.01	(.46 )
Class 529-T:
5/31/2026[6,7]	79.07	.16	17.32	17.48	—	(7.21)	(7.21)	89.34	24.53 [8,10]	— [11]	.52 [9,10]	.52 [9,10]	.41 [9,10]
11/30/2025	67.85	.15	16.93	17.08	— [12]	(5.86)	(5.86)	79.07	27.18 [10]	— [11]	.53 [10]	.53 [10]	.22 [10]
11/30/2024	53.48	.24	16.38	16.62	(.24 )	(2.01)	(2.25)	67.85	32.25 [10]	— [11]	.55 [10]	.55 [10]	.39 [10]
11/30/2023	45.69	.34	7.52	7.86	(.07 )	—	(.07 )	53.48	17.23 [10]	— [11]	.54 [10]	.54 [10]	.70 [10]
11/30/2022	65.49	.18	(15.31)	(15.13)	—	(4.67)	(4.67)	45.69	(24.88)[10]	— [11]	.55 [10]	.55 [10]	.36 [10]
11/30/2021	57.79	(.02 )	9.28	9.26	(.10 )	(1.46)	(1.56)	65.49	16.37 [10]	— [11]	.57 [10]	.57 [10]	(.02 )[10]
Class 529-F-1:
5/31/2026[6,7]	77.56	.13	16.95	17.08	—	(7.21)	(7.21)	87.43	24.49 [8,10]	— [11]	.59 [9,10]	.59 [9,10]	.35 [9,10]
11/30/2025	66.69	.11	16.62	16.73	—	(5.86)	(5.86)	77.56	27.13 [10]	— [11]	.59 [10]	.59 [10]	.17 [10]
11/30/2024	52.60	.20	16.11	16.31	(.21 )	(2.01)	(2.22)	66.69	32.15 [10]	— [11]	.60 [10]	.60 [10]	.34 [10]
11/30/2023	44.95	.29	7.40	7.69	(.04 )	—	(.04 )	52.60	17.13 [10]	— [11]	.63 [10]	.63 [10]	.61 [10]
11/30/2022	64.53	.15	(15.06)	(14.91)	—	(4.67)	(4.67)	44.95	(24.91)[10]	— [11]	.61 [10]	.61 [10]	.30 [10]
11/30/2021	57.05	(.03 )	9.15	9.12	(.18 )	(1.46)	(1.64)	64.53	16.34 [10]	— [11]	.59 [10]	.59 [10]	(.05 )[10]
Class 529-F-2:
5/31/2026[6,7]	79.02	.17	17.31	17.48	—	(7.21)	(7.21)	89.29	24.55 [8]	232	.50 [9]	.50 [9]	.43 [9]
11/30/2025	67.82	.16	16.92	17.08	(.02 )	(5.86)	(5.88)	79.02	27.21	184.51		.51	.24
11/30/2024	53.46	.26	16.37	16.63	(.26 )	(2.01)	(2.27)	67.82	32.28	140.52		.52	.42
11/30/2023	45.67	.36	7.52	7.88	(.09 )	—	(.09 )	53.46	17.28	102.51		.51	.73
11/30/2022	65.45	.19	(15.30)	(15.11)	—	(4.67)	(4.67)	45.67	(24.86)	83.52		.52	.40
11/30/2021	57.74	(.01 )	9.29	9.28	(.11 )	(1.46)	(1.57)	65.45	16.39	107.55		.55	(.01 )
Class 529-F-3:
5/31/2026[6,7]	79.02	.18	17.32	17.50	—	(7.21)	(7.21)	89.31	24.58 [8]	— [11]	.46 [9]	.46 [9]	.48 [9]
11/30/2025	67.82	.20	16.92	17.12	(.06 )	(5.86)	(5.92)	79.02	27.28	— [11]	.46	.46	.30
11/30/2024	53.44	.29	16.37	16.66	(.27 )	(2.01)	(2.28)	67.82	32.36	— [11]	.46	.46	.48
11/30/2023	45.67	.37	7.51	7.88	(.11 )	—	(.11 )	53.44	17.30	— [11]	.48	.48	.75
11/30/2022	65.41	.22	(15.29)	(15.07)	—	(4.67)	(4.67)	45.67	(24.81)	— [11]	.47	.47	.44
11/30/2021	57.74	.05	9.27	9.32	(.19 )	(1.46)	(1.65)	65.41	16.48	— [11]	.50	.47	.07
Class R-1:
5/31/2026[6,7]	66.51	(.17 )	14.21	14.04	—	(7.21)	(7.21)	73.34	23.93 [8]	33	1.48 [9]	1.48 [9]	(.55 )[9]
11/30/2025	58.47	(.41 )	14.31	13.90	—	(5.86)	(5.86)	66.51	25.98	27	1.49	1.49	(.72 )
11/30/2024	46.58	(.28 )	14.18	13.90	—	(2.01)	(2.01)	58.47	31.00	27	1.49	1.49	(.54 )
11/30/2023	40.11	(.11 )	6.58	6.47	—	—	—	46.58	16.13	28	1.50	1.50	(.25 )
11/30/2022	58.57	(.25 )	(13.54)	(13.79)	—	(4.67)	(4.67)	40.11	(25.58)	27	1.49	1.49	(.58 )
11/30/2021	52.21	(.54 )	8.36	7.82	—	(1.46)	(1.46)	58.57	15.28	40	1.50	1.50	(.95 )
Refer to the end of the table(s) for footnote(s).

21	The New Economy Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3,4]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[5]	Ratio of expenses to average net assets after waivers/ reimburse- ments[4,5]	Ratio of net income (loss) to average net assets[2,4]
Class R-2:
5/31/2026[6,7]	$67.10	$(.18 )	$14.35	$14.17	$—	$(7.21)	$(7.21)	$74.06	23.92%[8]	$293	1.49%[9]	1.49%[9]	(.56 )%[9]
11/30/2025	58.94	(.42 )	14.44	14.02	—	(5.86)	(5.86)	67.10	25.99	245	1.50	1.50	(.73 )
11/30/2024	46.93	(.29 )	14.31	14.02	—	(2.01)	(2.01)	58.94	31.00	221	1.49	1.49	(.55 )
11/30/2023	40.42	(.11 )	6.62	6.51	—	—	—	46.93	16.10	182	1.50	1.50	(.26 )
11/30/2022	59.00	(.27 )	(13.64)	(13.91)	—	(4.67)	(4.67)	40.42	(25.60)	165	1.53	1.53	(.62 )
11/30/2021	52.59	(.55 )	8.42	7.87	—	(1.46)	(1.46)	59.00	15.29	244	1.50	1.50	(.96 )
Class R-2E:
5/31/2026[6,7]	74.48	(.09 )	16.16	16.07	—	(7.21)	(7.21)	83.34	24.11 [8]	32	1.19 [9]	1.19 [9]	(.26 )[9]
11/30/2025	64.63	(.27 )	15.98	15.71	—	(5.86)	(5.86)	74.48	26.33	24	1.20	1.20	(.44 )
11/30/2024	51.14	(.15 )	15.65	15.50	—	(2.01)	(2.01)	64.63	31.37	19	1.20	1.20	(.26 )
11/30/2023	43.91	.01	7.22	7.23	—	—	—	51.14	16.47	14	1.21	1.21	.03
11/30/2022	63.51	(.15 )	(14.78)	(14.93)	—	(4.67)	(4.67)	43.91	(25.37)	11	1.22	1.22	(.31 )
11/30/2021	56.34	(.41 )	9.04	8.63	—	(1.46)	(1.46)	63.51	15.61	15	1.21	1.21	(.67 )
Class R-3:
5/31/2026[6,7]	74.72	(.04 )	16.23	16.19	—	(7.21)	(7.21)	83.70	24.20 [8]	433	1.05 [9]	1.05 [9]	(.11 )[9]
11/30/2025	64.73	(.18 )	16.03	15.85	—	(5.86)	(5.86)	74.72	26.54	357	1.05	1.05	(.29 )
11/30/2024	51.14	(.06 )	15.66	15.60	—	(2.01)	(2.01)	64.73	31.56	303	1.05	1.05	(.11 )
11/30/2023	43.85	.08	7.21	7.29	—	—	—	51.14	16.62	254	1.06	1.06	.18
11/30/2022	63.34	(.07 )	(14.75)	(14.82)	—	(4.67)	(4.67)	43.85	(25.26)	235	1.07	1.07	(.15 )
11/30/2021	56.10	(.31 )	9.01	8.70	—	(1.46)	(1.46)	63.34	15.80	339	1.06	1.06	(.51 )
Class R-4:
5/31/2026[6,7]	77.52	.07	16.93	17.00	—	(7.21)	(7.21)	87.31	24.39 [8]	347	.75 [9]	.75 [9]	.19 [9]
11/30/2025	66.76	.01	16.61	16.62	—	(5.86)	(5.86)	77.52	26.90	291.75		.75	.01
11/30/2024	52.66	.12	16.12	16.24	(.13 )	(2.01)	(2.14)	66.76	31.97	270.75		.75	.19
11/30/2023	45.01	.23	7.42	7.65	—	—	—	52.66	16.97	247.76		.76	.48
11/30/2022	64.72	.07	(15.11)	(15.04)	—	(4.67)	(4.67)	45.01	(25.03)	234.76		.76	.15
11/30/2021	57.13	(.13 )	9.18	9.05	—	(1.46)	(1.46)	64.72	16.16	344.76		.76	(.21 )
Class R-5E:
5/31/2026[6,7]	78.43	.13	17.18	17.31	—	(7.21)	(7.21)	88.53	24.51 [8]	92	.56 [9]	.56 [9]	.34 [9]
11/30/2025	67.36	.13	16.80	16.93	—	(5.86)	(5.86)	78.43	27.16	126.55		.55	.20
11/30/2024	53.10	.23	16.27	16.50	(.23 )	(2.01)	(2.24)	67.36	32.24	97.56		.56	.39
11/30/2023	45.37	.33	7.46	7.79	(.06 )	—	(.06 )	53.10	17.20	75.56		.56	.68
11/30/2022	65.07	.17	(15.20)	(15.03)	—	(4.67)	(4.67)	45.37	(24.89)	64.57		.57	.35
11/30/2021	57.43	(.01 )	9.22	9.21	(.11 )	(1.46)	(1.57)	65.07	16.38	85.56		.56	(.02 )
Class R-5:
5/31/2026[6,7]	79.96	.19	17.54	17.73	—	(7.21)	(7.21)	90.48	24.57 [8]	126	.45 [9]	.45 [9]	.48 [9]
11/30/2025	68.55	.21	17.11	17.32	(.05 )	(5.86)	(5.91)	79.96	27.29	106.46		.46	.31
11/30/2024	54.00	.30	16.54	16.84	(.28 )	(2.01)	(2.29)	68.55	32.36	88.46		.46	.49
11/30/2023	46.14	.38	7.59	7.97	(.11 )	—	(.11 )	54.00	17.33	78.46		.46	.78
11/30/2022	66.03	.22	(15.44)	(15.22)	—	(4.67)	(4.67)	46.14	(24.80)	74.45		.45	.45
11/30/2021	58.23	.06	9.35	9.41	(.15 )	(1.46)	(1.61)	66.03	16.51	115.45		.45	.10
Class R-6:
5/31/2026[6,7]	79.58	.20	17.46	17.66	—	(7.21)	(7.21)	90.03	24.61 [8]	14,388	.40 [9]	.40 [9]	.53 [9]
11/30/2025	68.25	.24	17.04	17.28	(.09 )	(5.86)	(5.95)	79.58	27.36	12,845.41		.41	.36
11/30/2024	53.77	.33	16.47	16.80	(.31 )	(2.01)	(2.32)	68.25	32.41	11,153.41		.41	.54
11/30/2023	45.95	.41	7.55	7.96	(.14 )	—	(.14 )	53.77	17.40	8,875.41		.41	.83
11/30/2022	65.75	.25	(15.38)	(15.13)	—	(4.67)	(4.67)	45.95	(24.77)	7,295.41		.41	.52
11/30/2021	57.99	.08	9.32	9.40	(.18 )	(1.46)	(1.64)	65.75	16.55	8,271.41		.41	.13
Refer to the end of the table(s) for footnote(s).

The New Economy Fund	22

Financial highlights (continued)

	Six months ended May 31, 2026[6,7,8,14]	Year ended November 30,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[15]	38%	36%	36%	39%	35%	28%[16]

[1]	Based on average shares outstanding.
[2]
For the year ended November 30, 2025, this column reflects the impact of European Union tax reclaims received that resulted in an increase to net investment income. Had the reclaims not been paid, the Class A net investment income per share and ratio of net income to average net assets would have been lower by
$.01 and .01 percentage points, respectively. The impact to the other share classes would have been similar.

[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[5]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Amount less than $0.01.
[13]	Amount less than 0.01%.
[14]	Rates exclude in-kind transactions, if any.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]
Includes the value of securities sold due to redemptions of shares in-kind. The rate would have been 27% for the year ended November 30, 2021, if the value of securities sold due to in-kind redemptions were included.

Refer to the notes to financial statements.

23	The New Economy Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

The New Economy Fund	24

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2027. The agreement was amended to add an additional advisory fee breakpoint for when the fund’s net assets exceed $44 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

25	The New Economy Fund

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research.  The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals.  They reviewed information on the profitability of the investment adviser and its affiliates.  The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The New Economy Fund	26

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New Economy Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2026

By   /s/ Mariah L. Coria

Mariah L. Coria, Treasurer and

Principal Financial Officer

Date: July 31, 2026